Risk management and concentrations of risk - Cash flow hedges relating to interest rate swaps are included in total gains (losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total gains (losses) on derivative instruments	$ 0	$ 4,681	$ 2,463
Realized gains (losses) [Member]
Total gains (losses) on derivative instruments		0	0
Unrealized gains (losses) [Member]
Total gains (losses) on derivative instruments		4,681	2,463
Interest rate swap [Member]
Ineffective portion of cash flow hedge		(990)	(2)
Amortization of amount excluded from hedge effectiveness		2,969	3,320
Reclassification discontinued hedge from OCI		3,557
Reclassification from accumulated other comprehensive income		$ (855)	$ (855)